PORTFOLIO OF INVESTMENTS – as of April 30, 2019 (Unaudited)

Natixis Sustainable Future 2035 Fund

Shares	Description	Value (†)
Common Stocks – 54.4% of Net Assets
	Aerospace & Defense – 0.4%
21	Axon Enterprise, Inc.(a)	$1,334
33	Moog, Inc., Class A	3,090
7	Raytheon Co.	1,243
16	Teledyne Technologies, Inc.(a)	3,976
52	United Technologies Corp.	7,416

		17,059

	Air Freight & Logistics – 0.9%
333	Expeditors International of Washington, Inc.	26,447
41	FedEx Corp.	7,768
57	United Parcel Service, Inc., Class B	6,054

		40,269

	Airlines – 0.2%
300	American Airlines Group, Inc.	10,254

	Auto Components – 0.3%
165	American Axle & Manufacturing Holdings, Inc.(a)	2,434
80	Aptiv PLC	6,856
130	Delphi Technologies PLC	2,877
35	Visteon Corp.(a)	2,310

		14,477

	Automobiles – 0.6%
1,020	Fiat Chrysler Automobiles NV	15,718
350	General Motors Co.	13,633

		29,351

	Banks – 3.6%
87	Ameris Bancorp	3,172
156	BancorpSouth Bank	4,755
690	Bank of America Corp.	21,100
163	BB&T Corp.	8,346
365	Citigroup, Inc.	25,805
187	Citizens Financial Group, Inc.	6,769
119	Columbia Banking System, Inc.	4,467
18	Comerica, Inc.	1,415
302	CVB Financial Corp.	6,553
274	Fulton Financial Corp.	4,727
129	Huntington Bancshares, Inc.	1,796
139	International Bancshares Corp.	5,764
278	KeyCorp	4,879
29	M&T Bank Corp.	4,932
505	People’s United Financial, Inc.	8,731
98	PNC Financial Services Group, Inc. (The)	13,419
186	Regions Financial Corp.	2,889
215	Trustmark Corp.	7,731
285	Wells Fargo & Co.	13,797
75	Westamerica Bancorporation	4,817

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
57	Wintrust Financial Corp.	$4,343
63	Zions Bancorp N.A.	3,108

		163,315

	Beverages – 1.6%
48	Brown-Forman Corp., Class B	2,558
448	Coca-Cola Co. (The)	21,979
49	Constellation Brands, Inc., Class A	10,372
506	Monster Beverage Corp.(a)	30,157
59	PepsiCo, Inc.	7,555

		72,621

	Biotechnology – 1.6%
37	AbbVie, Inc.	2,937
80	Amgen, Inc.	14,346
8	Biogen, Inc.(a)	1,834
134	BioMarin Pharmaceutical, Inc.(a)	11,461
28	Celgene Corp.(a)	2,650
68	Gilead Sciences, Inc.	4,423
20	Ligand Pharmaceuticals, Inc.(a)	2,517
93	Regeneron Pharmaceuticals, Inc.(a)	31,912
39	Repligen Corp.(a)	2,628
3	Vertex Pharmaceuticals, Inc.(a)	507

		75,215

	Building Products – 0.4%
282	Johnson Controls International PLC	10,575
22	Lennox International, Inc.	5,972

		16,547

	Capital Markets – 3.7%
4	Affiliated Managers Group, Inc.	444
14	Ameriprise Financial, Inc.	2,055
416	Bank of New York Mellon Corp. (The)	20,659
15	BlackRock, Inc.	7,279
368	Charles Schwab Corp. (The)	16,847
24	CME Group, Inc.	4,294
68	FactSet Research Systems, Inc.	18,759
100	Franklin Resources, Inc.	3,459
40	Goldman Sachs Group, Inc. (The)	8,237
12	Intercontinental Exchange, Inc.	976
54	Invesco Ltd.	1,186
111	Janus Henderson Group PLC	2,783
116	Legg Mason, Inc.	3,880
61	Moody’s Corp.	11,994
75	MSCI, Inc.	16,903
61	Northern Trust Corp.	6,011
37	S&P Global, Inc.	8,164
286	SEI Investments Co.	15,573
287	State Street Corp.	19,418

		168,921

Shares	Description	Value (†)
Common Stocks – continued
	Chemicals – 0.7%
29	Ecolab, Inc.	$5,338
60	HB Fuller Co.	2,938
43	Innospec, Inc.	3,647
7	International Flavors & Fragrances, Inc.	965
61	Linde PLC	10,996
51	Minerals Technologies, Inc.	3,201
29	Stepan Co.	2,684

		29,769

	Commercial Services & Supplies – 0.2%
63	Healthcare Services Group, Inc.	2,133
30	MSA Safety, Inc.	3,297
45	Tetra Tech, Inc.	2,912
24	Waste Management, Inc.	2,576

		10,918

	Communications Equipment – 0.8%
73	Ciena Corp.(a)	2,800
464	Cisco Systems, Inc.	25,961
39	InterDigital, Inc.	2,550
41	Lumentum Holdings, Inc.(a)	2,541
10	Motorola Solutions, Inc.	1,449

		35,301

	Construction & Engineering – 0.2%
140	AECOM(a)	4,746
54	Fluor Corp.	2,145

		6,891

	Consumer Finance – 0.7%
120	American Express Co.	14,068
200	Capital One Financial Corp.	18,566
58	Navient Corp.	783

		33,417

	Containers & Packaging – 0.2%
78	Ball Corp.	4,676
15	Crown Holdings, Inc.(a)	872
57	International Paper Co.	2,668
141	Owens-Illinois, Inc.	2,786

		11,002

	Distributors – 0.2%
46	Genuine Parts Co.	4,717
20	POOL CORP.	3,675

		8,392

	Diversified Consumer Services – 0.1%
92	Service Corp. International	3,828

	Diversified Telecommunication Services – 0.2%
77	AT&T, Inc.	2,384

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Telecommunication Services – continued
177	CenturyLink, Inc.	$2,022
49	Verizon Communications, Inc.	2,802

		7,208

	Electric Utilities – 0.4%
148	American Electric Power Co., Inc.	12,661
28	Edison International	1,786
25	Eversource Energy	1,791
41	IDACORP, Inc.	4,060

		20,298

	Electrical Equipment – 0.2%
15	Acuity Brands, Inc.	2,195
48	Eaton Corp. PLC	3,975
28	Hubbell, Inc.	3,573

		9,743

	Electronic Equipment, Instruments & Components – 1.0%
78	Avnet, Inc.	3,791
32	Belden, Inc.	1,778
79	Cognex Corp.	3,984
17	Coherent, Inc.(a)	2,516
15	Littelfuse, Inc.	3,016
15	Rogers Corp.(a)	2,513
175	TE Connectivity Ltd.	16,739
94	Trimble, Inc.(a)	3,837
140	Vishay Intertechnology, Inc.	2,773
19	Zebra Technologies Corp., Class A(a)	4,012

		44,959

	Energy Equipment & Services – 1.0%
56	Apergy Corp.(a)	2,223
37	Baker Hughes, a GE Co.	889
86	C&J Energy Services, Inc.(a)	1,208
30	Core Laboratories NV	1,902
210	Halliburton Co.	5,949
319	National Oilwell Varco, Inc.	8,339
79	Oceaneering International, Inc.(a)	1,517
70	Oil States International, Inc.(a)	1,352
394	Schlumberger Ltd.	16,816
67	TechnipFMC PLC	1,647
141	U.S. Silica Holdings, Inc.	2,231

		44,073

	Entertainment – 1.1%
67	Cinemark Holdings, Inc.	2,817
14	Electronic Arts, Inc.(a)	1,325
64	Netflix, Inc.(a)	23,715
147	Walt Disney Co. (The)	20,135

		47,992

Shares	Description	Value (†)
Common Stocks – continued
	Food & Staples Retailing – 0.1%
104	Kroger Co. (The)	$2,681
15	Sysco Corp.	1,056
21	Walgreens Boots Alliance, Inc.	1,125

		4,862

	Food Products – 0.7%
83	Campbell Soup Co.	3,211
844	Danone S.A., Sponsored ADR	13,690
28	General Mills, Inc.	1,441
94	Hain Celestial Group, Inc. (The)(a)	2,051
4	Hershey Co. (The)	499
27	Ingredion, Inc.	2,558
17	J.M. Smucker Co. (The)	2,085
18	Kellogg Co.	1,086
90	Kraft Heinz Co. (The)	2,992
11	Mondelez International, Inc., Class A	559

		30,172

	Gas Utilities – 0.2%
83	New Jersey Resources Corp.	4,157
47	ONE Gas, Inc.	4,160
91	South Jersey Industries, Inc.	2,923

		11,240

	Health Care Equipment & Supplies – 0.9%
19	Alcon, Inc.(a)	1,106
7	Align Technology, Inc.(a)	2,273
64	Baxter International, Inc.	4,883
2	Becton Dickinson and Co.	481
13	Boston Scientific Corp.(a)	482
29	DENTSPLY SIRONA, Inc.	1,483
2	Edwards Lifesciences Corp.(a)	352
51	Globus Medical, Inc.(a)	2,300
26	Haemonetics Corp.(a)	2,269
1	Intuitive Surgical, Inc.(a)	511
171	Meridian Bioscience, Inc.	1,968
38	Merit Medical Systems, Inc.(a)	2,135
45	STERIS PLC	5,894
2	Stryker Corp.	378
86	Varian Medical Systems, Inc.(a)	11,711
29	West Pharmaceutical Services, Inc.	3,590

		41,816

	Health Care Providers & Services – 1.2%
44	Acadia Healthcare Co., Inc.(a)	1,409
17	Amedisys, Inc.(a)	2,173
4	Anthem, Inc.	1,052
37	BioTelemetry, Inc.(a)	2,013
105	Centene Corp.(a)	5,414
10	Chemed Corp.	3,268
7	Cigna Corp.	1,112

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – continued
250	CVS Health Corp.	$13,595
45	Encompass Health Corp.	2,900
65	HCA Healthcare, Inc.	8,270
23	Henry Schein, Inc.(a)	1,473
4	Humana, Inc.	1,022
17	Laboratory Corp. of America Holdings(a)	2,718
45	MEDNAX, Inc.(a)	1,259
86	Patterson Cos., Inc.	1,878
28	Quest Diagnostics, Inc.	2,699
18	UnitedHealth Group, Inc.	4,195

		56,450

	Health Care Technology – 0.4%
152	Allscripts Healthcare Solutions, Inc.(a)	1,500
238	Cerner Corp.(a)	15,815
35	Medidata Solutions, Inc.(a)	3,162

		20,477

	Hotels, Restaurants & Leisure – 2.0%
42	Dunkin’ Brands Group, Inc.	3,134
100	Hilton Worldwide Holdings, Inc.	8,699
30	Jack in the Box, Inc.	2,313
27	Marriott Vacations Worldwide Corp.	2,852
5	McDonald’s Corp.	988
397	MGM Resorts International	10,572
47	Six Flags Entertainment Corp.	2,495
303	Starbucks Corp.	23,537
157	Wendy’s Co. (The)	2,922
492	Yum China Holdings, Inc.	23,390
100	Yum! Brands, Inc.	10,439

		91,341

	Household Durables – 0.3%
17	iRobot Corp.(a)	1,760
125	KB Home	3,239
94	Meritage Homes Corp.(a)	4,808
68	Tupperware Brands Corp.	1,618
3	Whirlpool Corp.	417

		11,842

	Household Products – 0.9%
196	Colgate-Palmolive Co.	14,267
248	Procter & Gamble Co. (The)	26,407

		40,674

	Independent Power & Renewable Electricity Producers – 0.2%
97	AES Corp. (The)	1,660
77	Ormat Technologies, Inc.	4,494
182	Pattern Energy Group, Inc.	4,208

		10,362

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – 0.4%
1,835	General Electric Co.	$18,662

	Insurance – 1.3%
13	Aflac, Inc.	655
49	Allstate Corp. (The)	4,854
380	American International Group, Inc.	18,077
11	Brighthouse Financial, Inc.(a)	460
80	Chubb Ltd.	11,616
72	First American Financial Corp.	4,108
24	Hartford Financial Services Group, Inc. (The)	1,255
15	Lincoln National Corp.	1,001
33	Marsh & McLennan Cos., Inc.	3,111
24	MetLife, Inc.	1,107
85	Prudential Financial, Inc.	8,985
37	Travelers Cos., Inc. (The)	5,319

		60,548

	Interactive Media & Services – 2.6%
16	Alphabet, Inc., Class A(a)	19,183
35	Alphabet, Inc., Class C(a)	41,597
303	Facebook, Inc., Class A(a)	58,600
7	TripAdvisor, Inc.(a)	373

		119,753

	Internet & Direct Marketing Retail – 2.5%
209	Alibaba Group Holding Ltd., Sponsored ADR(a)	38,784
27	Amazon.com, Inc.(a)	52,016
8	Booking Holdings, Inc.(a)	14,840
262	eBay, Inc.	10,153

		115,793

	IT Services – 2.9%
33	Accenture PLC, Class A	6,028
106	Automatic Data Processing, Inc.	17,425
12	Cognizant Technology Solutions Corp., Class A	876
140	DXC Technology Co.	9,204
65	Gartner, Inc.(a)	10,333
13	International Business Machines Corp.	1,823
56	Leidos Holdings, Inc.	4,115
73	MasterCard, Inc., Class A	18,560
18	PayPal Holdings, Inc.(a)	2,030
214	Sabre Corp.	4,443
312	Visa, Inc., Class A	51,302
76	Western Union Co. (The)	1,477
21	WEX, Inc.(a)	4,416

		132,032

	Leisure Products – 0.0%
93	Callaway Golf Co.	1,633

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – 0.1%
1	Illumina, Inc.(a)	$312
13	IQVIA Holdings, Inc.(a)	1,806
10	Thermo Fisher Scientific, Inc.	2,774

		4,892

	Machinery – 2.3%
52	AGCO Corp.	3,681
127	Caterpillar, Inc.	17,706
69	Cummins, Inc.	11,474
131	Deere & Co.	21,697
68	Flowserve Corp.	3,334
38	IDEX Corp.	5,953
69	ITT, Inc.	4,178
88	Kennametal, Inc.	3,582
55	Oshkosh Corp.	4,542
109	Parker Hannifin Corp.	19,738
15	Proto Labs, Inc.(a)	1,647
69	Terex Corp.	2,300
60	Toro Co. (The)	4,389
10	Xylem, Inc.	834

		105,055

	Media – 1.1%
3	Cable One, Inc.	3,182
12	CBS Corp., Class B	615
44	Charter Communications, Inc., Class A(a)	16,332
415	Comcast Corp., Class A	18,065
40	Discovery, Inc., Series C(a)	1,150
75	New York Times Co. (The), Class A	2,486
575	News Corp., Class A	7,142
23	Omnicom Group, Inc.	1,841

		50,813

	Metals & Mining – 0.4%
147	Commercial Metals Co.	2,542
157	Newmont Goldcorp Corp.	4,876
19	Nucor Corp.	1,084
53	Reliance Steel & Aluminum Co.	4,874
34	Royal Gold, Inc.	2,960

		16,336

	Multi-Utilities – 0.3%
87	Consolidated Edison, Inc.	7,496
15	DTE Energy Co.	1,885
22	Sempra Energy	2,815

		12,196

	Multiline Retail – 0.0%
12	Macy’s, Inc.	282

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 1.3%
230	Anadarko Petroleum Corp.	$16,755
380	Apache Corp.	12,506
800	Chesapeake Energy Corp.(a)	2,328
890	Denbury Resources, Inc.(a)	1,985
130	EQT Corp.	2,659
119	Green Plains, Inc.	2,067
75	Hess Corp.	4,809
169	Noble Energy, Inc.	4,573
62	ONEOK, Inc.	4,212
44	Valero Energy Corp.	3,989
78	World Fuel Services Corp.	2,406

		58,289

	Paper & Forest Products – 0.1%
52	Domtar Corp.	2,543
108	Louisiana-Pacific Corp.	2,705

		5,248

	Personal Products – 0.0%
5	Estee Lauder Cos., Inc. (The), Class A	859

	Pharmaceuticals – 1.1%
3	Allergan PLC	441
24	Bristol-Myers Squibb Co.	1,114
67	Catalent, Inc.(a)	3,003
20	Eli Lilly & Co.	2,341
75	Medicines Co. (The)(a)	2,396
102	Merck & Co., Inc.	8,028
96	Novartis AG, Sponsored ADR	7,894
335	Novo Nordisk AS, Sponsored ADR	16,418
32	Perrigo Co. PLC	1,534
109	Pfizer, Inc.	4,427
28	Supernus Pharmaceuticals, Inc.(a)	1,029

		48,625

	Professional Services – 0.3%
55	Exponent, Inc.	3,114
20	Insperity, Inc.	2,391
56	Korn Ferry	2,633
33	ManpowerGroup, Inc.	3,169
61	Nielsen Holdings PLC	1,558

		12,865

	Real Estate Management & Development – 0.1%
21	CBRE Group, Inc., Class A(a)	1,093
28	Jones Lang LaSalle, Inc.	4,328

		5,421

	REITs - Apartments – 0.3%
102	American Campus Communities, Inc.	4,814
4	AvalonBay Communities, Inc.	804

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Apartments – continued
67	Camden Property Trust	$6,743
12	Equity Residential	917
6	Essex Property Trust, Inc.	1,695
4	Mid-America Apartment Communities, Inc.	438

		15,411

	REITs - Diversified – 0.1%
8	Crown Castle International Corp.	1,006
16	Digital Realty Trust, Inc.	1,883
2	Equinix, Inc.	910
97	Weyerhaeuser Co.	2,600

		6,399

	REITs - Health Care – 0.2%
40	Ventas, Inc.	2,444
69	Welltower, Inc.	5,143

		7,587

	REITs - Hotels – 0.1%
136	Host Hotels & Resorts, Inc.	2,617

	REITs - Office Property – 0.5%
17	Boston Properties, Inc.	2,339
153	Corporate Office Properties Trust	4,266
173	Douglas Emmett, Inc.	7,126
231	Easterly Government Properties, Inc.	4,158
77	Kilroy Realty Corp.	5,922

		23,811

	REITs - Regional Malls – 0.1%
7	Macerich Co. (The)	281
15	Simon Property Group, Inc.	2,605

		2,886

	REITs - Storage – 0.0%
39	Iron Mountain, Inc.	1,267
3	Public Storage	663

		1,930

	REITs - Warehouse/Industrials – 0.2%
49	CyrusOne, Inc.	2,729
126	Liberty Property Trust	6,254

		8,983

	Road & Rail – 0.5%
44	Genesee & Wyoming, Inc., Class A(a)	3,901
30	Kansas City Southern	3,694
41	Norfolk Southern Corp.	8,365
44	Ryder System, Inc.	2,772
27	Union Pacific Corp.	4,780

		23,512

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 2.3%
15	Advanced Micro Devices, Inc.(a)	$414
93	Applied Materials, Inc.	4,098
53	Brooks Automation, Inc.	1,988
31	Cabot Microelectronics Corp.	3,914
58	Cirrus Logic, Inc.(a)	2,760
42	Cree, Inc.(a)	2,776
96	First Solar, Inc.(a)	5,907
439	Intel Corp.	22,407
117	NVIDIA Corp.	21,177
270	QUALCOMM, Inc.	23,255
45	Silicon Laboratories, Inc.(a)	4,845
105	Texas Instruments, Inc.	12,372

		105,913

	Software – 2.6%
9	Adobe, Inc.(a)	2,603
190	Autodesk, Inc.(a)	33,860
34	Blackbaud, Inc.	2,696
47	Bottomline Technologies, Inc.(a)	2,377
15	Fair Isaac Corp.(a)	4,196
31	LogMeIn, Inc.	2,554
174	Microsoft Corp.	22,725
651	Oracle Corp.	36,020
41	PTC, Inc.(a)	3,709
30	Qualys, Inc.(a)	2,708
12	Ultimate Software Group, Inc. (The)(a)	3,968

		117,416

	Specialty Retail – 0.7%
41	Aaron’s, Inc.	2,283
103	American Eagle Outfitters, Inc.	2,449
37	Asbury Automotive Group, Inc.(a)	2,967
21	Best Buy Co., Inc.	1,563
18	Five Below, Inc.(a)	2,635
34	Home Depot, Inc. (The)	6,926
26	Lithia Motors, Inc., Class A	2,951
26	Lowe’s Cos., Inc.	2,942
29	Monro, Inc.	2,431
19	Tiffany & Co.	2,049
37	Williams-Sonoma, Inc.	2,115

		31,311

	Technology Hardware, Storage & Peripherals – 1.7%
306	Apple, Inc.	61,405
304	Hewlett Packard Enterprise Co.	4,806
221	HP, Inc.	4,409
97	NCR Corp.(a)	2,808
18	NetApp, Inc.	1,312
8	Seagate Technology PLC	387
10	Western Digital Corp.	511

Shares	Description	Value (†)
Common Stocks – continued
	Technology Hardware, Storage & Peripherals – continued
67	Xerox Corp.	$2,235

		77,873

	Textiles, Apparel & Luxury Goods – 0.6%
22	Deckers Outdoor Corp.(a)	3,481
26	Hanesbrands, Inc.	470
26	NIKE, Inc., Class B	2,284
7	PVH Corp.	903
772	Under Armour, Inc., Class A(a)	17,825
89	Wolverine World Wide, Inc.	3,276

		28,239

	Thrifts & Mortgage Finance – 0.1%
335	New York Community Bancorp, Inc.	3,896

	Trading Companies & Distributors – 0.2%
44	Fastenal Co.	3,104
28	GATX Corp.	2,160
20	United Rentals, Inc.(a)	2,818
10	W.W. Grainger, Inc.	2,820

		10,902

	Water Utilities – 0.2%
70	American Water Works Co., Inc.	7,573
94	Aqua America, Inc.	3,672

		11,245

	Total Common Stocks (Identified Cost $2,426,634)	2,490,289

Principal Amount
Bonds and Notes – 7.8%
	Automotive – 0.1%
$ 3,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,999
3,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	2,998

		5,997

	Banking – 1.1%
3,000	American Express Co., 3.700%, 8/03/2023	3,084
3,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	3,009
3,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,952
3,000	Bank of New York Mellon Corp. (The), Series 10YR, MTN, 3.650%, 2/04/2024	3,099
3,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	3,050
3,000	Capital One Financial Corp., 3.300%, 10/30/2024	2,997

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 3,000	Citigroup, Inc., 4.600%, 3/09/2026	$3,156
2,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	1,985
3,000	Goldman Sachs Group, Inc. (The), 4.000%, 3/03/2024	3,101
3,000	HSBC Holdings PLC, 5.100%, 4/05/2021	3,126
3,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	3,001
3,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	3,103
3,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	2,990
3,000	Santander UK PLC, 2.375%, 3/16/2020	2,990
3,000	SunTrust Bank, 2.250%, 1/31/2020	2,989
3,000	Wells Fargo & Co., MTN, 3.300%, 9/09/2024	3,031
4,000	Westpac Banking Corp., 2.750%, 1/11/2023	3,976

		51,639

	Cable Satellite – 0.1%
3,000	Comcast Corp., 3.000%, 2/01/2024	3,015

	Construction Machinery – 0.1%
3,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	3,006

	Consumer Cyclical Services – 0.1%
3,000	eBay, Inc., 3.800%, 3/09/2022	3,073

	Electric – 0.1%
3,000	Duke Energy Corp., 3.750%, 4/15/2024	3,096
4,000	Virginia Electric & Power Co., Series A, 3.800%, 4/01/2028	4,154

		7,250

	Financial Other – 0.1%
3,000	ORIX Corp., 2.900%, 7/18/2022	2,997

	Food & Beverage – 0.1%
3,000	General Mills, Inc., 4.000%, 4/17/2025	3,121

	Government Owned - No Guarantee – 0.2%
8,000	Federal National Mortgage Association, 6.625%, 11/15/2030	10,979

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Health Insurance – 0.1%
$ 3,000	Anthem, Inc., 4.101%, 3/01/2028	$3,069
3,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	3,662

		6,731

	Healthcare – 0.2%
3,000	CVS Health Corp., 3.875%, 7/20/2025	3,018
3,000	Express Scripts Holding Co., 4.500%, 2/25/2026	3,136
3,000	McKesson Corp., 3.950%, 2/16/2028	2,989

		9,143

	Independent Energy – 0.1%
3,000	EQT Corp., 3.000%, 10/01/2022	2,948

	Integrated Energy – 0.2%
3,000	BP Capital Markets PLC, 3.814%, 2/10/2024	3,117
3,000	Chevron Corp., 1.961%, 3/03/2020	2,984
3,000	Shell International Finance BV, 6.375%, 12/15/2038	4,000

		10,101

	Life Insurance – 0.1%
3,000	American International Group, Inc., 4.125%, 2/15/2024	3,132

	Media Entertainment – 0.1%
3,000	Viacom, Inc., 6.875%, 4/30/2036	3,533
3,000	Warner Media LLC, 3.875%, 1/15/2026	3,053

		6,586

	Midstream – 0.2%
3,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	3,047
3,000	Enterprise Products Operating LLC, 2.550%, 10/15/2019	2,995
3,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	3,108

		9,150

	Oil Field Services – 0.1%
3,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	2,989

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Pharmaceuticals – 0.1%
$ 3,000	AbbVie, Inc., 3.600%, 5/14/2025	$3,018
4,000	Amgen, Inc., 2.650%, 5/11/2022	3,979

		6,997

	Railroads – 0.1%
3,000	CSX Corp., 2.600%, 11/01/2026	2,870

	Restaurants – 0.1%
3,000	Starbucks Corp., 3.800%, 8/15/2025	3,111

	Technology – 0.3%
3,000	Apple, Inc., 2.500%, 2/09/2025	2,940
4,000	International Business Machines Corp., 4.000%, 6/20/2042	3,918
3,000	Oracle Corp., 2.950%, 5/15/2025	2,986
3,000	QUALCOMM, Inc., 3.450%, 5/20/2025	3,055
4,000	VMware, Inc., 2.950%, 8/21/2022	3,981

		16,880

	Treasuries – 3.9%
2,000	U.S. Treasury Bond, 2.500%, 5/15/2046	1,837
7,000	U.S. Treasury Bond, 2.875%, 11/15/2046	6,927
12,000	U.S. Treasury Bond, 3.000%, 5/15/2045	12,177
4,000	U.S. Treasury Bond, 3.000%, 2/15/2048	4,045
3,000	U.S. Treasury Bond, 4.250%, 11/15/2040	3,691
3,000	U.S. Treasury Bond, 4.375%, 5/15/2041	3,756
5,000	U.S. Treasury Bond, 5.250%, 2/15/2029	6,184
7,000	U.S. Treasury Note, 1.125%, 12/31/2019	6,938
22,000	U.S. Treasury Note, 1.125%, 4/30/2020	21,727
5,000	U.S. Treasury Note, 1.125%, 9/30/2021	4,871
12,000	U.S. Treasury Note, 1.625%, 8/31/2022	11,759
22,000	U.S. Treasury Note, 1.750%, 5/15/2023	21,558
3,000	U.S. Treasury Note, 2.000%, 11/15/2026	2,912

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$ 5,000	U.S. Treasury Note, 2.125%, 12/31/2022	$4,977
20,000	U.S. Treasury Note, 2.250%, 11/15/2025	19,838
4,000	U.S. Treasury Note, 2.250%, 11/15/2027	3,932
15,000	U.S. Treasury Note, 2.625%, 12/31/2023	15,226
4,000	U.S. Treasury Note, 2.625%, 2/15/2029	4,041
21,000	U.S. Treasury Note, 2.750%, 7/31/2023	21,404
3,000	U.S. Treasury Note, 2.875%, 9/30/2023	3,075

		180,875

	Wireless – 0.1%
3,000	Vodafone Group PLC, 6.150%, 2/27/2037	3,408

	Wirelines – 0.1%
3,000	AT&T, Inc., 3.400%, 5/15/2025	3,014

	Total Bonds and Notes (Identified Cost $359,536)	359,012

Shares
Exchange-Traded Funds – 12.4%
6,019	iShares® ESG MSCI EAFE ETF	392,198
5,023	iShares® ESG MSCI Emerging Markets ETF	174,800

	Total Exchange-Traded Funds (Identified Cost $533,207)	566,998

Affiliated Mutual Funds – 25.4%
17,036	Loomis Sayles Inflation Protected Securities Fund, Class N	176,665
13,502	Loomis Sayles Limited Term Government and Agency Fund, Class N	151,764
19,966	Mirova Global Green Bond Fund, Class N	201,853
55,097	Mirova International Sustainable Equity Fund, Class N	630,862

	Total Affiliated Mutual Funds (Identified Cost $1,126,274)	1,161,144

	Total Investments – 100.0% (Identified Cost $4,445,651)	4,577,443
	Other assets less liabilities – 0.0%	1,142

	Net Assets – 100.0%	$4,578,585

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2019, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$162,485	$22,990	$12,744	$(89)	$4,023	$176,665	$—
Loomis Sayles Limited Term Government and Agency Fund, Class N	181,543	31,373	61,677	(730)	1,255	151,764	1,173
Mirova Global Green Bond Fund, Class N	385,816	54,021	248,215	2,177	8,054	201,853	1,605
Mirova International Sustainable Equity Fund, Class N	265,372	342,431	1,161	117	24,103	630,862	354

	$995,216	$450,815	$323,797	$1,475	$37,435	$1,161,144	$3,132

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,490,289	$—	$—	$2,490,289
Bonds and Notes*	—	359,012	—	359,012
Exchange-Traded Funds	566,998	—	—	566,998
Affiliated Mutual Funds	1,161,144	—	—	1,161,144

Total	$4,218,431	$359,012	$—	$4,577,443

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2019, there were no transfers among Levels 1, 2 and 3.

Asset Allocation Summary at April 30, 2019 (Unaudited)

Equity	80.6%
Fixed Income	19.4

Total Investments	100.0
Other assets less liabilities	0.0

Net Assets	100.0%